Accounts receivable, net	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Accounts receivable, net

6.	Accounts receivable, net
Accounts receivable consist of the following
:

	As of March 31, 2020	As of March 31, 2021
	RMB	RMB
Accounts receivable - Product sales	44,558	37,429
Accounts receivable - Online marketing and information service and other service	785	8,559
Allowance of doubtful accounts	(363)	(256)

Total	44,980	45,732

Movement of allowance of doubtful accounts

	As of March 31, 2018	As of March 31, 2020	As of March 31, 2021
	RMB	RMB	RMB
At beginning of year	—	92	363
Addition/(reversal)	92	271	(107)

At end of year	92	363	256